7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

December 11, 2020

VIA EDGAR

U.S. Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, D.C. 20549

RE:	Voya Variable Portfolios, Inc.
(File Nos. 333-05173; 811-07651)

Ladies and Gentlemen:

On behalf of Voya Variable Portfolios, Inc. (the “Registrant”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated December 4, 2020, to the Class ADV, Class I, Class S, Class S2, and Class T Prospectus dated May 1, 2020 for Voya Global High Dividend Low Volatility Portfolio.

The purpose of the filing is to submit the 497(e) filing dated December 4, 2020 in XBRL for the Registrant.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul Caldarelli
Paul Caldarelli
Vice President and Senior Counsel
Mutual Fund Legal Department
Voya Investment Management